Derivative Warrant Liabilities (Details) - Deerfield Healthcare Technology Acquisitions Corp	3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2021 D $ / shares shares	Dec. 31, 2020 D $ / shares shares	Dec. 31, 2020 $ / shares shares	Jul. 21, 2020
Warrants
Price per share	$ 10.00	$ 10.00	$ 10.00
Public warrants
Warrants
Number of warrants, outstanding | shares	2,875,000	2,875,000	2,875,000
Public Warrants exercisable term after the completion of a business combination	30 days	30 days
Public Warrants exercisable term from the closing of the public offering	12 months	12 months
Threshold maximum period for filing registration statement after business combination	15 days	15 days
Public Warrants expiration term	5 years	5 years	5 years	5 years
Issue price per share	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Trading days determining volume weighted average price	20 days	20 days
Adjustment of exercise price of warrants based on market value (as a percent)	115.00%	115.00%
Price per share	$ 11.50	$ 11.50	$ 11.50
Number of trading days on which fair market value of shares is reported | D	10	10
Public warrants | Redemption of Warrants when price per share of Class A common stock equals or exceeds $18.00
Warrants
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01	0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants	30 days	30 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Public warrants | Redemption of Warrants when price per share of Class A common stock equals or exceeds $10.00
Warrants
Redemption price per public warrant (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants	30 days	30 days
Threshold business days before sending notice of redemption to warrant holders		3 days
Adjustment of redemption price of stock based on market value (as a percent)	180.00%	180.00%
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00	$ 10.00
Private Placement Warrants
Warrants
Number of warrants, outstanding | shares	2,916,667	2,916,667	2,916,667
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days	30 days